Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2001	Dec. 31, 2014 Item	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jan. 31, 2013	Apr. 30, 2012	Jan. 31, 2015	Feb. 29, 2012	Apr. 30, 2013	Jun. 30, 2012	Feb. 28, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding		1
Stock option authorized for each non-employee director	15,000
Shares authorized under stock option plan	3,300,000											2,000,000
Stock option expiry period in years, maximum	3 years
Stock option expiry period in years, minimum	2 years
Number of stock options granted		60,000	60,000	1,503,000
Allocated Share-based Compensation Expense		$ 309	$ 1,536	$ 547
Options exercisable at period end		1,088,500
Unrecognized compensation expense related to non-vested stock options granted		10	201	1,340
Fair value of stock options vested		153	1,765	66
Options Outstanding - Weighted Average Remaining Contractual Life		12 months	22 months	26 months
Weighted average fair value of option granted		$ 2.55	$ 1.88	$ 1.26
Number of share repurchased of common shares		2,669,413
Stock repurchase program cancelled, date		Nov. 28, 2014
Average repurchase price for repurchase program		$ 6.56
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which return on equity to be achieved in order to grant stock options							9 months
Number of stock options granted					328,500	415,500
Allocated Share-based Compensation Expense					156	502
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted							277,000
Number of stock options approved to be granted, rate of return on equity							6.00%
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted							831,000
Number of stock options approved to be granted, rate of return on equity							10.00%
April 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted		831,000
Exercisable period, start date		Jan. 01, 2013
Exercisable period, end date		Apr. 26, 2015
April 2012 Grant | Employee Stock Option | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable at period end								159,000
Exercisable period, start date								Apr. 26, 2015
Exercisable period, end date								Apr. 26, 2017
Extension of exercisable period								2 years
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which return on equity to be achieved in order to grant stock options									12 months
Director | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted									200,000
Number of stock options approved to be granted, rate of return on equity									6.00%
Director | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted									600,000
Number of stock options approved to be granted, rate of return on equity									10.00%
Director | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted										600,000
Allocated Share-based Compensation Expense										$ 921
Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted											12,000
Share option approved under service contract, term											2 years
Term at discretion of Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiry period in years, maximum	10 years